Income Tax Expense - components of the income tax expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Deferred
Deferred Total	$ 23	$ 1
Total income tax expense (benefit)	$ 125	$ 65
The Flash Business of Western Digital Corporation [Member]
Current
Foreign			$ 158	$ 138	$ 84
U.S. - Federal			20	76	141
U.S. - State			7	8	13
Current Total			185	222	238
Deferred
Foreign			7	(15)	24
U.S. - Federal			(19)	(65)	(82)
U.S. - State			(4)	(1)	(10)
Deferred Total			(16)	(81)	(68)
Total income tax expense (benefit)			$ 169	$ 141	$ 170